Borrowings and Debentures - Debentures (Parenthetical) (Detail)	Dec. 31, 2024	Dec. 31, 2023
SOFR Rate [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	4.49%	5.38%